SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended
Sep. 30, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	46
Weighted average remaining contractual life (years)	1 year 6 months
Weighted average exercise price | $ / shares	$ 2,648.6
Number of stock options exercisable | shares	46
Weighted average exercise price exercisable | $ / shares	$ 2,648.6
Stock options one [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	46
Weighted average remaining contractual life (years)	1 year 6 months
Weighted average exercise price | $ / shares	$ 2,648.6
Number of stock options exercisable | shares	46
Weighted average exercise price exercisable | $ / shares	$ 2,648.6